COST REDUCTION ACTIONS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Continuing operations | Other expense, net
Restructuring Charges
Restructuring charges	$ 59.5	$ 66.1	$ 40.3
Pressure-sensitive Materials | Other expense, net
Restructuring Charges
Restructuring charges	17.8	40.2	10.8
Retail Branding and Information Solutions | Other expense, net
Restructuring Charges
Restructuring charges	35.9	21.3	28.5
Vancive Medical Technologies
Restructuring Charges
Restructuring charges	3.6	4.2	0.1
Corporate | Other expense, net
Restructuring Charges
Restructuring charges	$ 2.2	$ 0.4	$ 0.9